Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 5,448	$ 6,071
Short term bank deposits		3,917	8,195
Restricted cash		148	76
Other receivables and prepaid expenses		1,101	1,698
Total current assets		10,614	16,040
Non-current assets
Long term prepaid expenses		298	385
Property and equipment, net		217	250
Operating lease right-of-use assets		0	289
Total non-current assets		515	924
Total assets		11,129	16,964
Current liabilities
Trade payables		378	666
Accrued expenses		666	1,563
Employee and related expenses		386	874
Operating lease liabilities		0	115
Total current liabilities		1,430	3,218
Non-current liabilities
Operating lease liabilities - long term		0	209
Total non-current liabilities		0	209
Commitments and contingent liabilities
Total liabilities		1,430	3,427
Shareholders' equity
Ordinary shares no par value - Authorized: 4,650,000,000 shares as of June 30, 2025, and as of December 31, 2024;Issued and outstanding: 413,851,140 Ordinary shares as of June 30, 2025 and 377,132,220 as of December 31, 2024;	[1]	0	0
Additional paid in capital	[1]	117,702	116,160
Accumulated deficit	[1]	(108,003)	(102,623)
Total shareholders' equity	[1]	9,699	13,537
Total liabilities and shareholders' equity		$ 11,129	$ 16,964

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares